Cover	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 15, 2025
Entity Registrant Name	BRC Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41275
Entity Tax Identification Number	87-3277812
Entity Address, Address Line One	1144 S. 500 W
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	801
Local Phone Number	874-1189
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	BRCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThe sole purpose of this Form 8-K/A (this “Amendment”) is to correct inadvertent errors in the XBRL tagging to each of the boxes on the cover page under the caption “Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:” in the original filing. No other changes have been made, and this Amendment does not modify or update in any way the disclosures previously made in the original Form 8-K filed on September 17, 2025.
Entity Central Index Key	0001891101